STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2019 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 95.0%
Australia - 8.1%
Alumina	510,500		843,616
Australia & New Zealand Banking Group	126,000		2,431,558
National Australia Bank	288,800		5,296,996
Transurban Group	214,700		2,072,719
Wesfarmers	259,700		6,657,327
Westpac Banking	405,600		7,722,516
			25,024,732
Canada - 5.8%
Royal Bank of Canada	103,800		7,801,128
Toronto-Dominion Bank	142,500		7,791,322
Vermillion Energy	113,200		2,373,548
			17,965,998
China - 6.8%
Alibaba Group Holding, ADR	10,300	[a]	1,537,378
Bank of China, Cl. H	5,265,500		2,178,120
Guangzhou R&F Properties, Cl. H	4,238,300		8,004,576
Industrial & Commercial Bank of China, Cl. H	4,836,000		3,446,774
Sinopec Shanghai Petrochemical, Cl. H	1,926,000		839,064
Tencent Holdings	52,400		2,173,080
Zhejiang Expressway, Cl. H	2,750,700		2,871,351
			21,050,343
Czech Republic - 1.7%
CEZ	226,500		5,274,630
Finland - 3.4%
Fortum	214,250		4,571,890
Nordea Bank	831,300		5,862,768
			10,434,658
France - 6.1%
AXA	116,500		2,865,661
BNP Paribas	30,900		1,408,364
Bouygues	980		34,346
Casino Guichard Perrachon	156,450	[b]	5,949,397
Eutelsat Communications	40,000		701,976
Natixis	576,050		2,635,199
Renault	18,200		1,092,932
Total	80,700		4,174,399
			18,862,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares	Value ($)
Common Stocks - 95.0% (continued)
Germany - 2.4%
Deutsche Post	39,500	1,163,766
Muenchener Rueckversicherungs	9,800	2,365,490
ProSiebenSat.1 Media	243,100	3,952,911
		7,482,167
Greece - .8%
OPAP	240,400	2,517,203
Hong Kong - 2.2%
Nine Dragons Paper Holdings	2,753,000	2,189,733
PCCW	2,617,000	1,488,260
Yue Yuen Industrial Holdings	1,149,500	3,213,464
		6,891,457
Italy - 2.7%
Eni	342,300	5,163,922
Intesa Sanpaolo	1,550,200	3,173,429
		8,337,351
Japan - 12.8%
Aozora Bank	83,200	2,013,543
Canon	113,500	3,197,077
FANUC	2,000	337,146
Honda Motor	63,500	1,565,209
ITOCHU	414,400	7,632,828
Japan Airlines	57,000	1,789,382
Mitsui & Co.	106,800	1,643,346
MS&AD Insurance Group Holdings	99,000	3,127,305
Nissan Motor	417,800	2,826,914
NTT Docomo	54,800	1,257,166
Sumco	97,000	1,056,929
Sumitomo	110,100	1,589,219
Takeda Pharmaceutical	135,400	4,564,454
Tokyo Electron	50,900	6,842,608
		39,443,126
Luxembourg - 1.2%
RTL Group	80,150	3,826,967
Macau - 1.6%
Sands China	1,107,800	5,003,140
Netherlands - 2.7%
Royal Dutch Shell, Cl. A	243,100	7,574,622
Royal Dutch Shell, Cl. B	26,200	816,949
		8,391,571
New Zealand - 2.5%
Auckland International Airport	188,800	1,081,189
Spark New Zealand	2,666,100	6,643,520
		7,724,709

Description	Shares		Value ($)
Common Stocks - 95.0% (continued)
Norway - 2.6%
Mowi	347,600		8,059,859
Qatar - .1%
Commercial Bank	11,484		146,708
Russia - 3.5%
Alrosa	842,500		1,135,098
MMC Norilsk Nickel	10,000		2,094,610
Severstal	487,100		7,714,384
			10,944,092
Singapore - 2.1%
Ascendas Real Estate Investment Trust	1,407,000		2,990,832
DBS Group Holdings	19,000		335,663
Singapore Telecommunications	1,321,700		3,078,997
			6,405,492
South Africa - 1.1%
Growthpoint Properties	894,000		1,484,626
MTN Group	93,500		659,198
Redefine Properties	2,076,100		1,292,950
			3,436,774
South Korea - 1.2%
Hyosung	38,200		2,389,277
Samsung Electronics	33,800		1,199,813
			3,589,090
Spain - 1.0%
Banco Santander	674,600		2,971,556
Sweden - 1.3%
Hennes & Mauritz, Cl. B	51,000		763,225
Skanska, Cl. B	200,300		3,272,877
			4,036,102
Switzerland - 4.6%
Alcon	8,230	[a]	478,635
Nestle	31,000		3,078,841
Novartis	41,150		3,534,084
Roche Holding	10,421		2,734,692
Zurich Insurance Group	13,465		4,362,748
			14,189,000
Taiwan - 5.5%
Asustek Computer	836,000		5,707,163
Chicony Electronics	372,162		879,292
Compal Electronics	1,024,900		635,500
Globalwafers	44,000		421,822
Innolux	2,023,000		477,095
Nan Ya Plastics	1,406,000		3,485,301
President Chain Store	147,000		1,398,183
Ruentex Industries	300,000	[a]	655,780

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description		Shares		Value ($)
Common Stocks - 95.0% (continued)
Taiwan - 5.5% (continued)
Taiwan Cement		1,949,000	[a]	2,642,616
Transcend Information		247,400		560,025
Uni-President Enterprises		13,000	[a]	33,413
				16,896,190
Turkey - .4%
Tupras Turkiye Petrol Rafinerileri		59,100		1,328,460
United Arab Emirates - .6%
Dubai Islamic Bank		1,300,658		1,780,635
United Kingdom - 10.2%
AstraZeneca		280		20,662
BP		1,062,700		7,207,341
British American Tobacco		103,000		3,575,530
GlaxoSmithKline		284,500		5,493,657
HSBC Holdings		223,173		1,820,755
Imperial Brands		104,900		2,541,892
Legal & General Group		791,200		2,570,224
Persimmon		184,000		4,571,117
Rio Tinto		32,900		1,890,083
SSE		130,300		1,781,591
				31,472,852
Total Common Stocks (cost $304,009,569)				293,487,136
	Preferred Dividend Yield (%)
Preferred Stocks - .9%
South Korea - .9%
Hyundai Motor (cost $3,592,833)	3.88	41,500		2,728,268
	1-Day Yield (%)
Investment Companies - 1.6%
Registered Investment Companies - 1.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,042,571)	2.4	5,042,571	[c]	5,042,571

Investment of Cash Collateral for Securities Loaned - 1.9%
Registered Investment Companies - 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund (cost $5,985,314)	2.4	5,985,314	[c]	5,985,314
Total Investments (cost $318,630,287)		99.4%		307,243,289
Cash and Receivables (Net)		.6%		1,796,248
Net Assets		100.0%		309,039,537

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2019, the value of the fund’s securities on loan was $5,889,884 and the value of the collateral held by the fund was $5,985,314.

c Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon International Equity Income Fund

May 31, 2019 (Unaudited)

The following is a summary of the inputs used as of May 31, 2019 in valuing the fund’s investments:

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs		Level 3 -Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Common Stocks	19,503,376	273,983,760	†	-	293,487,136
Equity Securities - Preferred Stocks	-	2,728,268	†	-	2,728,268
Investment Companies	11,027,885	-		-	11,027,885

† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

NOTES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not

NOTES

traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit

NOTES

of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2019, accumulated net unrealized depreciation on investments was $11,386,998, consisting of $22,975,000 gross unrealized appreciation and $34,361,998 gross unrealized depreciation.

At May 31, 2019, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.